Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	157,879	178,179
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	186,479	186,479
Maximum [Member] | Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	3 years